Loans And Leases (Summary Of Future Minimum Lease Payments Receivable) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Loans And Leases [Abstract]
2021	$ 793
2022	793
2023	1,563
2024	1,310
Future minimum lease payments	$ 4,459